Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2022
Opening net book amount	57,236	109,836	66,220	5,009	120,448	358,749
Additions	105	20,861	11,509	2,999	70,177	105,651
Disposal	—	—	(930)	(1,211)	(22,381)	(24,522)
Disposal of subsidiaries (Note 30)	—	(23,469)	(2,900)	(340)	(14,161)	(40,870)
Depreciation charges	(3,305)	(13,845)	(12,364)	(1,421)	(30,156)	(61,091)
Transfer to Investment Properties	(17,101)	—	—	—	—	(17,101)
Closing net book amount	36,935	93,383	61,535	5,036	123,927	320,816

Year ended 31 December 2022
At 31 December 2022
Cost	37,021	289,207	131,668	25,663	214,787	698,346
Accumulated depreciation and impairment	(86)	(195,824)	(70,133)	(20,627)	(90,860)	(377,530)
Net book amount	36,935	93,383	61,535	5,036	123,927	320,816

At 31 December 2023
Opening net book amount	36,935	93,383	61,535	5,036	123,927	320,816
Additions	1,539	15,270	20,428	3,455	14,552	55,244
Disposal	—	—	(3,881)	(251)	(184)	(4,316)
Disposal of subsidiaries (Note 30)	—	(417)	(1,699)	(86)	—	(2,202)
Depreciation charges	(1,983)	(22,001)	(16,269)	(1,644)	(23,426)	(65,323)
Closing net book amount	36,491	86,235	60,114	6,510	114,869	304,219

Year ended 31 December 2023
At 31 December 2023
Cost	38,560	304,053	127,559	26,772	223,076	720,021
Accumulated depreciation and impairment	(2,069)	(217,818)	(67,445)	(20,262)	(108,207)	(415,802)
Net book amount	36,491	86,235	60,114	6,510	114,869	304,219